GUIDESTONE FUNDS
Supplement dated October 3, 2022
to
Prospectus dated May 1, 2022 as amended August 31, 2022
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENT RISKS CHANGES
FOR THE EQUITY INDEX FUND, VALUE EQUITY INDEX FUND, GROWTH EQUITY INDEX FUND AND INTERNATIONAL EQUITY INDEX FUND
Effective immediately, the Equity Index Fund (“EIF”), Value Equity Index Fund (“VEIF”), Growth Equity Index Fund (“GEIF”) and International Equity Index Fund (“IEIF”) have made changes to their diversification policy. Under the revised policy, each Fund will continue to track its target index even if the Fund becomes non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. Shareholder approval will not be sought if a Fund crosses from diversified to non-diversified status under such circumstances.
Under the heading “Principal Investment Strategies” for the EIF on page 115, the first bullet is deleted in its entirety and replaced with the following:
•
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets, in the equity securities (primarily common stocks and stock index derivatives) included in the S&P 500® Index, in weightings that approximate the relative composition of the securities contained in the S&P 500® Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
Under the heading “Principal Investment Strategies” for the VEIF on page 126, the first bullet is deleted in its entirety and replaced with the following:
•
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets, in the equity securities (primarily common stocks and stock index derivatives) included in the Russell 1000® Value Index, in weightings that approximate the relative composition of the securities contained in the Russell 1000® Value Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
Under the heading “Principal Investment Strategies” for the GEIF on page 135, the first bullet is deleted in its entirety and replaced with the following:
•
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets, in the equity securities (primarily common stocks and stock index derivatives) included in the Russell 1000® Growth Index, in weightings that approximate the relative composition of the securities contained in the Russell 1000® Growth Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
Under the heading “Principal Investment Strategies” for the IEIF on page 149, the first bullet is deleted in its entirety and replaced with the following:
•
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets, in the equity securities (primarily common stocks and stock index derivatives) included in the MSCI EAFE Index,
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in weightings that approximate the relative composition of the securities contained in the MSCI EAFE Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
Under the heading “Principal Investment Risks” for the EIF, VEIF, GEIF and IEIF, beginning on pages 115, 126, 135 and 149, respectively, the following disclosure is added in alphabetical order:
•
Non-diversification Risk: In order to closely track the composition of the Fund’s target index, the Fund’s total assets are invested in multiple issuers representing more than 5% of the Fund’s total assets. As a result, the Fund may become non-diversified under the Investment Company Act of 1940, although it continues to hold multiple stocks across a number of sectors. The Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
II.  SUBCLASSIFICATION CHANGE TO THE GROWTH EQUITY FUND
Effective November 1, 2022, the Growth Equity Fund will change its subclassification status from diversified to non-diversified.
Under the heading “Principal Investment Strategies” for the Growth Equity Fund (“GEF”) on page 139, the first bullet is deleted in its entirety and replaced with the following:
•
The Fund invests mainly (at least, and typically more than, 80% of its net assets, plus borrowings for investment purposes, if any) in equity securities, which can include stock, stock futures, rights, warrants or securities convertible into stock. The Fund focuses its investments in large- and medium-sized U.S. companies (companies with holdings greater than approximately $3.6 billion) whose equity securities are considered by the Fund’s Sub-Advisers to have above-average potential for growth in revenue and earnings.
Under the heading “Principal Investment Strategies” for the GEF, beginning on page 139, the following disclosure is added as the second bullet point:
•
The Fund is classified as non-diversified under the Investment Company Act of 1940, and may invest more of its assets in fewer issuers than “diversified” mutual funds.
Under the heading “Principal Investment Risks” for the GEF, beginning on page 139, the following disclosure is added in alphabetical order:
•
Non-diversification Risk: Because the Fund may hold larger positions in fewer securities than diversified funds, its performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
III.  UPDATE TO ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES & RISKS
Under the heading “Additional Information About Principal Strategies & Risks,” beginning on page 171, the following risk is added in alphabetical order:
Non-diversification Risk: The Equity Index Fund, Value Equity Index Fund, Growth Equity Index Fund and International Equity Index Fund are each subject to non-diversification risk. In order to closely track the composition of their respective target indexes, each Fund’s total assets may be invested in multiple issuers representing more than 5% of the Fund’s total assets. As a result, a Fund may become non-diversified under the Investment Company Act of 1940, although it continues to hold multiple stocks across a number of sectors. The Growth Equity Fund, as of November 1, 2022, is also subject to non-diversification risk as a result of its non-diversified classification under the Investment Company Act of 1940. A Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and a Fund’s shares may experience significant fluctuations in value.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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GUIDESTONE FUNDS
Supplement dated October 3, 2022
to
Statement of Additional Information (“SAI”) dated May 1, 2022 as amended August 31, 2022
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.  CHANGES TO DESCRIPTION OF INVESTMENTS AND RISKS
Effective November 1, 2022, the Growth Equity Fund will change its subclassification status from diversified to non-diversified. Additionally, effective immediately, the Equity Index Fund, Value Equity Index Fund, Growth Equity Index Fund and International Equity Index Fund have made changes to their diversification policy. Under the revised policy, each Fund will continue to track its target index even if the Fund becomes non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. Shareholder approval will not be sought if a Fund crosses from diversified to non-diversified status under such circumstances.
Under the heading of “Description of Investments and Risks,” beginning on page 4, the third paragraph is deleted in its entirety and replaced with the following:
GuideStone Capital Management, LLC (the “Adviser”) serves as the investment adviser to the Funds and is an affiliate of GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”). The Funds are series of an open-end, management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). All of the Funds, except the Growth Equity Fund (as of November 1, 2022), are classified as diversified Funds under the 1940 Act. The Equity Index Fund, Value Equity Index Fund, Growth Equity Index Fund and International Equity Index Fund may each become non-diversified solely as a result of a change in relative market capitalization or index weightings of one or more constituents of their respective target indexes. The Adviser allocates each Target Date Fund’s and each Target Risk Fund’s investments among a mix of Select Funds. Rather than making the day-to-day investment decisions for the Select Funds, the Adviser acts as a manager of managers and retains various investment management firms (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) to do so. From time to time, the Adviser may elect to trade individual stocks, fixed income securities or private placements for the Funds and third-party mutual funds or exchange-traded funds (“ETFs”) for a Select Fund in order to manage a Fund’s risk. The Sub-Advisers employ portfolio managers to make the day-to-day investment decisions regarding portfolio holdings of the Select Funds. The Sub-Advisers may invest in all the instruments or use all the investment techniques permitted by the Funds’ Prospectus and this SAI or invest in such instruments or engage in such techniques to the full extent permitted by the Funds’ investment policies and restrictions.
II.  CHANGES TO FUNDAMENTAL INVESTMENT RESTRICTIONS
Effective November 1, 2022, the Growth Equity Fund will change its subclassification status from diversified to non-diversified. Additionally, effective immediately, the Equity Index Fund, Value Equity Index Fund, Growth Equity Index Fund and International Equity Index Fund have made changes to their diversification policy. Under the revised policy, each Fund will continue to track its target index even if the Fund becomes non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. Shareholder approval will not be sought if a Fund crosses from diversified to non-diversified status under such circumstances.
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In the section, Fundamental Investment Restrictions, beginning on page 58, the first paragraph and the third fundamental investment restriction are deleted in their entirety and replaced with the following:
Fundamental Investment Restrictions. The following investment restrictions are applicable to each Fund (except where otherwise noted) and are considered fundamental, which means that they may only be changed by the vote of a majority of a Fund’s outstanding shares, which as used herein and in the Prospectus, means the lesser of: (1) 67% of such Fund’s outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of such Fund’s outstanding shares. The Funds may not:
3.
Except for the Growth Equity Fund (beginning on November 1, 2022), with respect to 75% of a Fund’s total assets, purchase securities of any one issuer if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer; except, with respect to each of the Equity Index Fund, Value Equity Index Fund, Growth Equity Index Fund and International Equity Index Fund only, as may be necessary to approximate the composition of its target index. Up to 25% of the Fund’s total assets may be invested without regard to this limitation, and this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies. The Money Market Fund is further subject to the diversification requirements of Rule 2a-7 under the 1940 Act.
In the section, Fundamental Investment Restrictions, beginning on page 58, the following has been added after the seventh fundamental investment restriction:
Shareholder approval will not be sought if any of the Equity Index Fund, Value Equity Index Fund, Growth Equity Index Fund and International Equity Index Fund crosses from diversified to non-diversified status in order to approximate the composition of its target index.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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